EARNINGS PER SHARE (Tables) - Successors [Member]	12 Months Ended
Dec. 31, 2020
Multiemployer Plan [Line Items]
SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING

The following tables provide a reconciliation of the data used in the calculation of basic and diluted ordinary shares outstanding for the period (in US$ thousands except shares and per share amounts).

Date	Transaction Detail	Change in Shares	Period from January 1 to December 31, 2020 Weighted Average Ordinary Shares Outstanding
December 31, 2019	Beginning Balance		87,187,289
March 18, 2020	Restricted stock vesting	307,932	242,307
June 1, 2020	NESR ordinary share consideration to be issued in SAPESCO transaction (Note 4) (1)	2,237,000	1,307,973
August 14, 2020	Restricted stock vesting	282,332	107,224
December 31, 2020	Contingently issuable shares to be issued in SAPESCO transaction (Note 4) (2)	301,830	825
December 31, 2020	Ending Balance		88,845,618

(1)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 2,237,000 shares issued in the first quarter of 2021 pursuant to the Sale & Purchase Agreement for SAPESCO, have been included in basic earnings per share since June 1, 2020.
(2)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 301,830 shares, relating primarily to the expected 2021 issuance of Additional Earn-Out Shares and Customer Receivables Earn-Out Shares pursuant to the Sale & Purchase Agreement for SAPESCO, have been included in basic earnings per share as the conditions for issuance were satisfied as of December 31, 2020.

Date	Transaction Detail	Change in Shares	Period from January 1 to December 31, 2019 Weighted Average Ordinary Shares Outstanding
December 31, 2018	Beginning Balance		85,562,769
January 9, 2019	Other	33,796	33,055
February 19, 2019	NPS equity stock earn-out (1)	1,300,214	1,300,214
August 14, 2019	Restricted stock vesting	250,310	96,009
November 12, 2019	Restricted stock vesting	40,200	5,507
December 31, 2019	Ending Balance		86,997,554

(1)	The NPS equity stock earn-out has been included in the computation of basic earnings per share (“EPS”) as the conditions for issuance were satisfied as of December 31, 2018.

Date	Transaction Detail	Change in Shares	Period from June 7 to December 31, 2018 Weighted Average Ordinary Shares Outstanding
June 7, 2018	Beginning Balance	0	11,730,425
June 7, 2018	Backstop shares	4,829,375	4,829,375
June 7, 2018	Underwriter shares	307,465	307,465
June 7, 2018	Shares issued to NPS/GES	53,690,315	53,690,315
June 7, 2018	Shares transferred to perm equity	15,005,189	15,005,189
December 31, 2018	NPS equity stock earn-out (1)	1,300,214	6,251
December 31, 2018	Ending Balance		85,569,020

(1)	The NPS equity stock earn-out has been included in the computation of basic earnings per share (“EPS”) as the conditions for issuance were satisfied as of December 31, 2018.

	Period from
	January 1	January 1	June 7
	to December 31,	to December 31,	to December 31,
Shares for Use in Allocation of Participating Earnings:	2020	2019	2018

Weighted average ordinary shares outstanding	$88,845,618	$86,997,554	$85,569,020
Non-vested, participating restricted shares	1,094,156	1,419,361	725,200
Shares for use in allocation of participating earnings	$89,939,774	$88,416,915	$86,294,220

SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE

Basic earnings per share (EPS):

	Period from
	January 1	January 1	June 7
	to December 31,	to December 31,	to December 31,
	2020	2019	2018

Net income	$50,087	$39,364	$35,143
Less dividends to:
Ordinary Shares	-	-	-
Non-vested participating shares	-	-	-
Total Undistributed Earnings	$50,087	$39,364	$35,143

	Period from
	January 1	January 1	June 7
	to December 31,	to December 31,	to December 31,
	2020	2019	2018

Allocation of undistributed earnings to Ordinary Shares	$49,478	$38,732	$34,834
Allocation of undistributed earnings to Non-vested Shares	609	632	309
Total Undistributed Earnings	$50,087	$39,364	$35,143

	Period from
	January 1	January 1	June 7
	to December 31,	to December 31,	to December 31,
Ordinary Shares:	2020	2019	2018

Distributed Earnings	$-	$-	$-
Undistributed Earnings	0.56	0.45	0.41
Total	$0.56	$0.45	$0.41

Diluted earnings per share (EPS):

	Period from			Period from			Period from
	January 1 to December 31, 2020			January 1 to December 31, 2019			June 7 to December 31, 2018
Ordinary shares	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS

As reported — basic	$49,478	88,845,618	$0.56	$38,732	86,997,554	$0.45	$34,834	85,569,020	$0.41

Add-back:
Undistributed earnings allocated to non-vested shareholders	609	-		632	-		309	-
Equity stock earn-outs	-	145,039	-	-	-		-	1,293,963	(0.01)
35,540,380 Public Warrants @ $5.75 per half share (anti-dilutive)(1)	-	-		-	-		-	-

Less:
Undistributed earnings reallocated to non-vested shareholders	(609)	-		(632)	-		(305)	-

Diluted EPS — Ordinary shares	$49,478	88,990,657	$0.56	$38,732	86,997,554	$0.45	$34,838	86,862,983	$0.40

(1)	Non-participating warrants that could be converted into as many as 17,770,190 ordinary shares are excluded from diluted EPS at December 31, 2020, 2019 and 2018. These warrants were anti-dilutive at then current market prices used to calculate diluted EPS. In addition to these warrants, the Company also has 1,119,905, 0 (zero) and 0 (zero) restricted stock units that are non-participating as of December 31, 2020, 2019 and 2018, respectively.

2018 Predecessor Periods

The following table sets forth the calculation of basic and diluted earnings per common share for the period presented:

Period from
January 1 to
June 6, 2018
Weighted average basic common shares outstanding	348,524,566
Dilutive potential common shares	21,475,434
Weighted average dilutive common shares outstanding	370,000,000
Basic:
Net Income	$7,617
Less: Earnings allocated to participating securities	(192)
Net income available to basic common shares	$7,425
Basic earnings per common share	$0.02
Diluted:
Net Income	$7,617
Less: Earnings allocated to participating securities	(181)
Net income available to diluted common shares	$7,436
Diluted earnings per common share	$0.02